Related party transactions - Balances (Details) - USD ($) $ in Thousands		Apr. 03, 2017	Jun. 30, 2018	Mar. 23, 2018	Dec. 31, 2017	Apr. 05, 2017
Balances with related parties
Amounts due from related parties			$ 1,083		$ 3,712
Amounts due to related parties			2,382		2,613
Loans due to related parties					45,000
Borrowings outstanding balance			1,184,443		1,300,565
Term loan sponsor credit facility
Balances with related parties
Amount of credit facility		$ 45,000
Facility availability period		5 years
Drawn amount						$ 45,000
Prepayment of debt				$ 45,000
Loan from related parties sponsor revolving credit facility
Balances with related parties
Amount of credit facility		$ 30,000
Facility availability period		5 years
Drawn amount						$ 15,000
Borrowings outstanding balance			0		0
GasLog Carriers
Balances with related parties
Amounts due from related parties	[1]		0		3,712
Cool Pool
Balances with related parties
Amounts due from related parties	[2]		1,083		0
GasLog LNG Services
Balances with related parties
Amounts due to related parties	[3]		1,729		2,383
GasLog Ltd.
Balances with related parties
Amounts due to related parties	[4]		$ 653		230
GasLog Ltd. | Term loan sponsor credit facility
Balances with related parties
Loans due to related parties					$ 45,000

[1]	As of December 31, 2017, the balance due from GasLog Carriers, the parent company of GAS-fourteen Ltd. prior to its acquisition by the Partnership, represented mainly amounts advanced to GasLog Carriers to cover future operating expenses. As of June 30, 2018, the balance had been fully settled.
[2]	As of June 30, 2018, the balance due from the Cool Pool comprises outstanding pool distributions (Note 9).
[3]	The balances represent mainly amounts paid directly by the Manager on behalf of the Partnership.
[4]	The balances represent mainly payments made by GasLog on behalf of the Partnership.